Loans and asset quality - Troubled Debt Restructuring (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of contracts (contract) | contract	17	52
Outstanding recorded investment Pre-modification	$ 4	$ 19
Outstanding recorded investment Post- modification	$ 4	$ 20
Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contract) | contract	17	50
Outstanding recorded investment Pre-modification	$ 4	$ 13
Outstanding recorded investment Post- modification	$ 4	$ 14
Financing receivables, modifications, subsequent defaults (in loans) | contract	6
Outstanding recorded investment subsequently defaulted	$ 1
Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts (contract) | contract	0	2
Outstanding recorded investment Pre-modification	$ 0	$ 6
Outstanding recorded investment Post- modification	$ 0	$ 6
Financing receivables, modifications, subsequent defaults (in loans) | contract	1